Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current	$ 2,742	$ 9,167	$ (6,768)
Deferred	(5,614)	5,239	2,478
Income tax (expense) recovery	$ (2,872)	$ 14,406	$ (4,290)